EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Aug. 07, 2025	Mar. 21, 2024	Sep. 15, 2023	Mar. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 08, 2025	Dec. 11, 2024	Oct. 15, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 30, 2022	Mar. 14, 2022	Oct. 25, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				50,000,000		50,000,000		100,000,000		50,000,000	50,000				50,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001		$ 0.001			$ 1			$ 0.001	$ 0.001
Shareholders fund capital												$ 50,000	$ 50,000
Common stock shares issued				50,000,000		8,630,000				6,400,000	50,000			5,700,000
Subdivision of shares description				the Company effected a one thousand-for-one subdivision of shares to shareholders
Number of shares surrendered and cancelled				44,300,000
Common stock, shares outstanding						7,780,000				6,400,000
Dividend shares issued			700,000
Dividends common stock stock			$ 2,212,000
Common stock price per share			$ 3.16
Gross proceeds		$ 5,520,000				$ 3,180,963
Net proceeds from IPO		3,180,963
Escrow funds		$ 500,000
Financial consulting service fair value					1,076,875
Statutory reserve					$ 164,444	$ 464,637
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	40,000,000				90,000,000
Common stock, par value	$ 0.001				$ 0.001	$ 0.001			$ 0.001
Common stock shares issued					8,838,194				850,000
Common stock, shares outstanding					8,838,194
Ordinary shares issued	3,730,320				2,688,514
Common stock shares issued for services					1,250,000
Financial consulting service fair value					$ 1,076,875
Convertible debt					$ 1,687,108
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	10,000,000				10,000,000
Common stock, par value	$ 0.001				$ 0.001	$ 0.001
Common stock shares issued					3,730,320
Common stock, shares outstanding					3,730,320
Surrender Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.001
Common stock shares issued				5,700,000
Common stock, shares outstanding				5,700,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock price per share		$ 4.00
Ordinary shares issued		1,380,000				1,380,000
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value								$ 0.001
Common stock shares issued								90,000,000
Ordinary shares issued
Common stock shares issued for services					1,250,000
Financial consulting service fair value					$ 1,250
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value								$ 0.001
Common stock shares issued								10,000,000
Statutory Reserve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Statutory reserve					$ 164,444	$ 464,637